TAXATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense related to Pillar Two income taxes	$ 6
Deferred taxation	12	$ 50	$ 23
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxation	$ 1,023	$ 921	$ 801